Operating Expenses	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Operating Expenses
5.
OPERATING EXPENSES

Operating expenses

The tables below show the breakdown of the operating expenses by category:

	For the three months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2025	2024	2025	2024	2025	2024
Personnel expenses	4,834	3,306	3,730	2,971	8,564	6,277
Payroll	2,319	1,226	1,705	1,752	4,024	2,978
Share-based compensation	2,515	2,080	2,025	1,219	4,540	3,299
Other operating expenses	10,075	13,159	2,390	3,294	12,465	16,453
External service providers	9,756	12,987	1,701	2,242	11,457	15,229
Other operating expenses	238	108	657	1,027	895	1,135
Depreciation expense	81	64	32	25	113	89
Total operating expenses	14,909	16,465	6,120	6,265	21,029	22,730

	For the six months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2025	2024	2025	2024	2025	2024
Personnel expenses	9,182	5,042	6,587	5,207	15,769	10,249
Payroll	4,766	2,511	3,833	3,298	8,599	5,809
Share-based compensation expense	4,416	2,531	2,754	1,909	7,170	4,440
Other operating expenses	20,498	22,279	5,021	5,752	25,519	28,031
External service providers	19,943	21,958	3,768	4,058	23,711	26,016
Other operating expenses	398	202	1,174	1,651	1,572	1,853
Depreciation expense	157	119	79	43	236	162
Total operating expenses	29,680	27,321	11,608	10,959	41,288	38,280

The decreased spending on external service providers for research and development expenses was primarily driven by OPTIMIZE-2 and RELIEF trial costs incurred during the second quarter of 2024. The Phase 3 OPTIMIZE-2 trial of OCS-01 for inflammation and pain following cataract surgery was closed in 2024 due to a third-party administrative error. The RELIEF trial of Licaminlimab (OCS-02) in dry eye disease (“DED”) was completed with positive results in Q2 2024. These decreases were partially offset by increased costs related to the Phase 3 Stage 2 DIAMOND-1 and DIAMOND-2 trials of OCS-01 in diabetic macular edema (“DME”), for which we announced first patient first visit in December 2023 and February 2024, respectively, and announced enrollment completion in April 2025. The increase in personnel expenses for both research and development and general and administrative expenses is due to increased headcount. The increase in share-based compensation expense is primarily due to new grants and increased grant value for awards granted during the six months ended June 30, 2025.